Long-Term Debt - Weighted-Average Interest Rates (Table) (Details)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Weighted average interest rates on the executed loans	2.49%	1.87%	1.66%